Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date up to the date the unaudited condensed financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustments or disclosure in the unaudited condensed financial statements.

On April 16, 2026, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with NorthStar Earth and Space Inc., a corporation existing under the Canadian Corporate Statute (“NorthStar”), and Viking NS Amalgamation Corp., a corporation existing under the Canadian Corporate Statute (“NewCo”). The transactions contemplated by the Business Combination Agreement are referred to herein as the “Business Combination,” the closing of the Business Combination is referred to herein as the “Closing” and the date on which the Closing occurs is referred to herein as the “Closing Date.” In connection with the Closing, it is expected that Viking will change its name to “NorthStar” and Viking is referred to herein as “New Viking” as of the time following such change of name.

Subject to its terms and conditions, the Business Combination Agreement provides, among other things, that (1) at least one business day prior to the Closing Date, the Company will continue from the Cayman Islands to Canada (the “SPAC Continuation”), (2) NorthStar will conduct the Company Reorganization (as defined in the Business Combination Agreement), whereby certain NorthStar loans, debentures, and Company Securities (as defined in the Business Combination Agreement) will be exchanged for or converted into Company Shares, (3) NewCo will amalgamate with and into NorthStar (the “Amalgamation”), with NewCo surviving the Amalgamation as a wholly owned subsidiary of New Viking, pursuant to an arrangement under the applicable provisions of the Canada Business Corporations Act (the “CBCA”) and the plan of arrangement in form to be agreed upon by the parties, and (4) New Viking will adopt amended and restated articles form to be agreed upon by the parties.

Concurrently with the execution of the Business Combination Agreement, on April 16, 2026, the Company and NorthStar entered into Securities Purchase Agreements (the “PIPE Agreement”) with certain institutional investors (the “PIPE Investors”). Pursuant to the PIPE Agreement, the PIPE Investors agreed to subscribe for and purchase, and NorthStar agreed to issue and sell to the PIPE Investors, immediately prior to the Closing, an aggregate number of shares of NorthStar equal to $30 million of New Viking Shares, on an as exchanged basis, as well as warrants to purchase shares of NorthStar which are to be converted into warrants to acquire 3,000,000 New Viking Shares at Closing. Such warrants will have the same terms as the New Viking Public Warrants (as defined in the PIPE Agreement). In addition, the Sponsor agreed to transfer to the PIPE Investors an aggregate of 3,000,000 Founders Shares at Closing and the Company agreed to issue 500,000 New Viking Shares to Sponsor.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date, up to December 31, 2025, the date the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustments or disclosure in the financial statements.